united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

Satuit West Shore Real Return Fund

Class A shares: AWSFX

Class I shares: IWSFX

Class N shares: NWSFX

Class R shares: RWSFX

Semi-Annual Report

October 31, 2016

Distributed by Northern Lights Distributors, LLC

Member FINRA

SATUIT WEST SHORE REAL RETURN FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmarks:

	Six Months	One Year	Annualized Inception**- October 31, 2016
Satuit West Shore Real Return Fund — Class A	1.50%	2.31%	(1.38)%
Satuit West Shore Real Return Fund — Class A with load	(4.33)%	(3.58)%	(3.37)%
Satuit West Shore Real Return Fund — Class 1	1.51%	2.40%	(1.33)%
Satuit West Shore Real Return Fund — Class N	1.41%	2.23%	(1.55)%
Satuit West Shore Real Return Fund — Class R	1.50%	2.31%	(1.34)%
Barclays U.S. TIPS Index	1.92%	5.89%	2.98%
Consumer Price Index	1.24%	1.60%	1.16%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.34% for Class A shares, 1.94% for Class I shares, 2.19% for Class N shares and 2.44% for Class R shares per the October 4, 2016, prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.22% for Class A shares, 1.82% for Class I shares, 2.07% for Class N shares and 2.32% for Class R shares. For performance information current to the most recent month-end, please call toll-free 1-855-973-8637 (1-855-WSFUNDS).

**	The Fund’s inception date is December 6, 2013.

Barclays U.S. TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more. It is not possible to invest directly in an unmanaged index.

The Consumer Price Index (“CPI”) is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury Bonds & Notes	20.3%
Exchange Traded Funds	16.9%
Common Stocks	16.6%
Private Investments	8.0%
Mutual Funds	5.5%
Preferred Stock	4.7%
Other, Cash & Cash Equivalents	28.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Satuie West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016

Shares		Fair Value
	COMMON STOCKS - 16.6%
	AGRICULTURE - 3.7%
10,927	Altria Group, Inc.	$722,493
7,800	Reynolds American, Inc.	429,624
		1,152,117
	ELECTRIC - 2.0%
9,754	American Electric Power Co., Inc.	632,449

	MINING - 9.0%
12,996	Franco-Nevada Corp.	850,718
10,438	Royal Gold, Inc.	718,343
60,000	Sandstorm Gold Ltd. *	289,200
38,794	Silver Wheaton Corp.	935,324
		2,793,585
	OIL & GAS - 1.0%
3,215	Chevron Corp.	336,771

	PIPELINES - 0.9%
10,778	Enterprise Products Partners LP	272,037

	TOTAL COMMON STOCKS (Cost $3,909,198)	5,186,959

	EXCHANGE TRADED FUNDS - 16.9%
	ASSET ALLOCATION FUND - 3.1%
9,000	CurrencyShares Euro ETF *	960,750

	COMMODITY FUNDS - 4.6%
63,000	VanEck Merk Gold Trust ETF *	797,580
32,000	WisdomTree Continuous Commodity Index ETF *	627,520
		1,425,100
	DEBT FUNDS - 5.6%
29,500	Global X SuperIncome Preferred ETF	388,810
4,000	iShares JP Morgan USD Emerging Markets Bond ETF	458,760
5,000	iShares US Preferred Stock ETF	194,750
10,000	PowerShares Build America Bond ETF	307,200
22,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	412,940
		1,762,460
	EQUITY FUND - 3.6%
30,000	Vanguard FTSE Emerging Markets ETF	1,132,500

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,165,998)	5,280,810

	MUTUAL FUNDS - 5.5%
	CLOSED-END FUNDS - 5.5%
54,824	BlackRock Resources & Commodities Strategy Trust	436,947
85,000	Sprott Physical Gold Trust * - Canadian Mutual Fund	903,550
56,000	Sprott Physical Silver Trust * - Canadian Mutual Fund	383,040
	TOTAL MUTUAL AND CLOSE-END FUNDS (Cost $1,879,349)	1,723,537

	PREFERRED STOCK - 4.7%
50,000	CHS, Inc., 7.500% (Cost $1,322,842)	1,462,500

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016

Shares		Fair Value
	PRIVATE INVESTMENTS - 8.0%
387,915	Caledonian Royalty Corp ^ **	$500,722
400	Twentieth Century Masters Collection, LLC ^ * ** #	2,000,000
	TOTAL PRIVATE INVESTMENTS (Cost $4,495,068)	2,500,722

	U.S. TREASURY BONDS & NOTES - 20.3%
1,000,000	United States Treasury Bond, 2.250% due 11/15/2024	1,039,883
1,500,000	United States Treasury Inflation Indexed Bond, 0.625% due 1/15/2024	1,618,826
2,000,000	United States Treasury Strip Coupon 0.000% due 2/15/2020	1,927,172
2,000,000	United States Treasury Strip Coupon 0.000% due 2/15/2024	1,763,802
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $6,205,299)	6,349,683

	SHORT-TERM INVESTMENT- 27.9%
	MONEY MARKET FUND - 27.9%
8,703,877	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.19% + ^	8,703,877
	TOTAL SHORT-TERM INVESTMENT (Cost $8,703,877)

	TOTAL INVESTMENTS - 99.9% (Cost $31,681,631) (a)	$31,208,088
	OTHER ASSETS LESS LIABILITIES - 0.1%	10,942
	NET ASSETS - 100.0%	$31,219,030

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,563,423 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,902,648
Unrealized Depreciation:	(2,257,983)
Net Unrealized Depreciation:	$(355,335)

*	Non-Income producing security.

**	Illiquid security. Total illiquid securities represents 8.0% of net assets as of October 31, 2016.

#	Affiliated Fund.

^	All or a portion of this investment is a holding of the Satuit West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.

+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2016.

Additional Information on Investments in Private Investment Funds

		Redemption		Underlying Investment
Value	Security	Notice (Day)		Strategy
500,722	Caledonian Royalty Corp	90		Commodity
2,000,000	Twentieth Century Masters Collection, LLC	730	(1)	Artwork

(1)	Redemption eligible after two years from initial purchase.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2016

ASSETS
Investments in Securities at Fair Value (Identified cost $ 29,681,631)	$29,208,088
Investments in Affiliated Securities at Fair Value (Identified cost $ 2,000,000)	2,000,000
Dividends and interest receivable	25,347
Prepaid expenses and other assets	83,923
TOTAL ASSETS	31,317,358

LIABILITIES
Investment advisory fees payable	82,986
Payable to related parties	6,598
Distribution (12b-1) fees payable	77
Accrued expenses and other liabilities	8,667
TOTAL LIABILITIES	98,328
NET ASSETS	$31,219,030

Net Assets Consist Of:
Paid in capital	$33,810,283
Distributions in excess of net investment loss	(206,016)
Accumulated net realized loss	(1,976,469)
Net unrealized depreciation of investments and foreign currency transactions	(408,768)
NET ASSETS	$31,219,030

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2016

Net Asset Value Per Share:
Class A Shares:
Net Assets ($0 par value, unlimited shares authorized)	$9
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.49	*
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$10.07

Class I Shares:
Net Assets ($0 par value, unlimited shares authorized)	$30,858,191
Shares of beneficial interest outstanding	3,274,828
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.42

Class N Shares:
Net Assets ($0 par value, unlimited shares authorized)	$360,821
Shares of beneficial interest outstanding	38,472
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.38

Class R Shares:
Net Assets ($0 par value, unlimited shares authorized)	$9
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.50	*

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions made within 18 months of purchase.

(b)	Redemptions of shares held less than 180 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2016

INVESTMENT INCOME
Dividends	$188,202
Interest	79,656
Less: Foreign withholding taxes	(256)
TOTAL INVESTMENT INCOME	267,602

EXPENSES
Investment advisory fees	166,247
Distribution (12b-1) fees:
Class A	—
Class N	501
Transfer agent fees	21,280
Administrative services fees	19,753
Accounting services fees	17,851
Audit fees	15,192
Compliance officer fees	10,896
Legal fees	10,308
Registration fees	9,503
Trustees fees and expenses	8,980
Printing and postage expenses	8,883
Custodian fees	6,410
Non 12b-1 shareholder servicing	1,977
Insurance expense	644
Other expenses	1,126
TOTAL EXPENSES	299,551

Plus: Fees waived by the Adviser	(8,184)

NET EXPENSES	291,367
NET INVESTMENT LOSS	(23,765)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) from:
Investments	579,310
Foreign currency translations	(652)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	578,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$554,893

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
FROM OPERATIONS
Net investment loss	$(23,765)	$(97,332)
Net realized loss from security transactions and foreign currency transactions	—	(2,094,200)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	578,658	(1,077,804)
Net increase (decrease) in net assets resulting from operations	554,893	(3,269,336)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(45,610)
Class N	—	(608)
From return of capital:
Class I	—	(347,899)
Class N	—	(3,535)
Net decrease in net assets resulting from distributions to shareholders	—	(397,652)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	467,500	4,285,900
Class N	7,900	95,713
Net asset value of shares issued in reinvestment of distributions:
Class I	—	11,939
Class N	—	4,121
Redemption fee proceeds:
Class I	2,204	9,561
Class N	39	73
Payments for shares redeemed:
Class I	(3,855,549)	(7,544,799)
Class N	(56,612)	(112,861)
Net decrease in net assets resulting from shares of beneficial interest	(3,434,518)	(3,250,353)

TOTAL DECREASE IN NET ASSETS	(2,879,625)	(6,917,341)

NET ASSETS
Beginning of Period	34,098,655	41,015,996
End of Period*	$31,219,030	$34,098,655
* Includes accumulated net investment loss of:	$(206,016)	$(182,251)

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
SHARE ACTIVITY
Class I:
Shares Sold	49,567	465,414
Shares Reinvested	—	1,299
Shares Redeemed	(405,230)	(817,016)
Net decrease in shares of beneficial interest outstanding	(355,663)	(350,303)

Class N:
Shares Sold	829	9,675
Shares Reinvested	—	449
Shares Redeemed	(5,881)	(11,886)
Net decrease in shares of beneficial interest outstanding	(5,052)	(1,762)

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2016		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014 (1)
Net asset value, beginning of period	$9.35		$10.18	$10.43	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.15)		(0.03)	0.02	(0.04)
Net realized and unrealized gain (loss) on investments	0.29		(0.76)	(0.19)	0.47
Total from investment operations	0.14		(0.79)	(0.17)	0.43
Less distributions from:
Net realized gains	—		—	(0.08)	—
Return of capital	—		(0.04)	—	—
Total distributions	—		(0.04)	(0.08)	—
Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00	0.00
Net asset value, end of period	$9.49		$9.35	$10.18	$10.43
Total return (3)	1.50	% (6)	(7.71)%	(1.68)%	4.30	% (6)
Net assets, at end of period (9)	$9		$9	$10	$11
Ratio of gross expenses to average net assets (4)(5)	2.41%		2.27%	2.14%	2.58%
Ratio of net expenses to average net assets (5)	2.15%		2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (5)(8)	(0.32)%		(0.32)%	0.21%	(0.99)%
Portfolio Turnover Rate	0	% (6)	28%	101%	8	% (6)

(1)	The Satuit West Shore Real Return Fund’s Class A shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.005 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2016		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014 (1)
Net asset value, beginning of period	$9.28		$10.19	$10.43	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.15		(0.79)	(0.16)	0.45
Total from investment operations	0.14		(0.81)	(0.14)	0.43
Less distributions from:
Net investment income	—		(0.01)	(0.02)	(0.00	) (7)
Net realized gains	—		—	(0.08)	—
Return of capital	—		(0.09)	—	—
Total distributions	—		(0.10)	(0.10)	(0.00)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00	0.00
Net asset value, end of period	$9.42		$9.28	$10.19	$10.43
Total return (3)	1.51	% (6)	(7.71)%	(1.57)%	4.34	% (6)
Net assets, at end of period (000s)	$30,858		$33,696	$40,556	$45,337
Ratio of gross expenses to average net assets (4)(5)	2.01%		1.87%	1.74%	2.18%
Ratio of net expenses to average net assets (5)	1.75%		1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (5)(8)	(0.14)%		(0.27)%	0.22%	(0.38)%
Portfolio Turnover Rate	0	% (6)	28%	101%	8	% (6)

(1)	The Satuit West Shore Real Return Fund’s Class I shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.005 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2016		Year Ended	Year Ended		Period Ended
Class N	(Unaudited)		April 30, 2016	April 30, 2015		April 30, 2014 (1)
Net asset value, beginning of period	$9.25		$10.16	$10.43		$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.05)	(0.00	) (7)	(0.03)
Net realized and unrealized gain (loss) on investments	0.15		(0.77)	(0.17)		0.46
Total from investment operations	0.13		(0.82)	(0.17)		0.43
Less distributions from:
Net investment income	—		(0.01)	(0.02)		(0.00	) (7)
Net realized gains	—		—	(0.08)		—
Return of capital	—		(0.08)	—		—
Total distributions	—		(0.09)	(0.10)		(0.00)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00		0.00
Net asset value, end of period	$9.38		$9.25	$10.16		$10.43
Total return (3)	1.41	% (6)	(7.91)%	(1.89)%		4.32	% (6)
Net assets, at end of period (000s)	$361		$403	$460		$317
Ratio of gross expenses to average net assets (4)(5)	2.26%		2.12%	1.99%		2.43%
Ratio of net expenses to average net assets (5)	2.00%		2.00%	2.00%		2.00%
Ratio of net investment loss to average net assets (5)(8)	(0.40)%		(0.56)%	(0.04)%		(0.62)%
Portfolio Turnover Rate	0	% (6)	28%	101%		8	% (6)

(1)	The Satuit West Shore Real Return Fund’s Class N shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.005 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2016		Year Ended	Year Ended	Period Ended
Class R	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014 (1)
Net asset value, beginning of period	$9.36		$10.19	$10.43	$10.00
Activity from investment operations:
Net investment gain (loss) (2)	0.03		(0.03)	(0.57)	—
Net realized and unrealized gain (loss) on investments	0.11		(0.76)	0.41	0.43
Total from investment operations	0.14		(0.79)	(0.16)	0.43
Less distributions from:
Net investment income	—		—	—	—
Net realized gains	—		—	(0.08)	—
Return of capital	—		(0.04)	—	—
Total distributions	—		(0.04)	(0.08)	—
Net asset value, end of period	$9.50		$9.36	$10.19	$10.43
Total return (3)	1.50	% (6)	(7.70)%	(1.59)%	4.30	% (6)
Net assets, at end of period (8)	$9		$9	$10	$10
Ratio of gross expenses to average net assets (4)(5)	2.51%		2.37%	2.24%	2.68%
Ratio of net expenses to average net assets (5)	2.25%		2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (5)(8)	(0.32)%		(0.32)%	0.21%	(0.88)%
Portfolio Turnover Rate	0	% (6)	28%	101%	8	% (6)

(1)	The Satuit West Shore Real Return Fund’s Class R shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
October 31, 2016

1.	ORGANIZATION

The Satuit West Shore Real Return Fund (formerly, West Shore Real Return Fund)(the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 6, 2013. The Fund’s objective is to seek to preserve purchasing power while emphasizing volatility management and low correlation to traditional equity and bond markets.

Consolidation of Subsidiary – Satuit West Shore Real Return Income (Cayman) Limited (“SWSRRIL”) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of SWSRRIL, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund offers Class A, Class I, Class N and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported consolidated amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Satuit West Shore Real Return Fund
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October 31, 2016

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Satuit West Shore Real Return Fund
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October 31, 2016

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

Satuit West Shore Real Return Fund
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October 31, 2016

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,186,959	$—	$—	$5,186,959
Exchange Traded Funds	5,280,810	—	—	5,280,810
Mutual Funds	1,723,537	—	—	1,723,537
Preferred Stock	1,462,500	—	—	1,462,500
Private Investments	—	—	2,500,722	2,500,722
U.S. Treasury Bonds & Notes	—	6,349,683	—	6,349,683
Money Market Fund	8,703,877	—	—	8,703,877
Total	$22,357,683	$6,349,683	$2,500,722	$31,208,088

*	Refer to the Schedule of Investments for classifications.

There were no transfers between Level 1, Level 2 and Level 3 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of October 31, 2016:

Private Investments
Beginning Balance	$2,322,075
Total realized gain (loss)	—
Appreciation (Depreciation)	178,647
Cost of Purchases	—
Proceeds from Sales	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$2,500,722

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2016, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	October 31, 2016	Technique	Unobservable Inputs	(Weighted Average)
Investments in private investments:
Calendonian Royalty Corp.	$500,722	Liquidation Scenario	Asset - Liabilities	Per share basis
Twentieth Century Masters Collection, LLC	$2,000,000	Transaction Price	Acquisition Value	$2,000,000

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets At October 31, 2016	% Of Total Net Assets at October 31, 2016
SWSRRIL	3/24/2014	$2,968,806	9.51%

For tax purposes, SWSRRIL is an exempted Cayman investment company. SWSRRIL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, SWSRRIL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, SWSRRIL’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2014 and April 30, 2015, or expected to be taken in the Fund’s April 30, 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six month ended October 31, 2016, amounted to $999,009 and $0 respectively.

4.	ADVISORY FEES AND OTHER FEES PAID TO RELATED PARTIES

Advisory Fees – On June 27, 2016, the Board of the Trust approved an Interim Advisory Agreement and a new Investment Advisory Agreement, each between the Trust and Satuit Capital Management, LLC (“SCM”) in order to replace West Shore as the Fund’s investment adviser. West Shore elected not to renew its investment advisory agreement with the Trust, on behalf of the Fund. The investment advisory agreement with West Shore terminated on June 30, 2016, and the Interim Advisory Agreement with SCM became effective on July 1, 2016. Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least August 31, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00%, and 2.25%, of the Fund’s average daily net assets for Class A, Class I, Class N, and Class R shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.15%, 1.75%, 2.00%, and 2.25% of average daily net assets attributable to Class A, Class I, Class N, and Class R shares, respectively the Adviser shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class, respectively. If Fund Operating Expenses attributable to Class A, I, N and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended October 31, 2016, the Adviser waived fees in the amount of $8,184.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40%, 0.25%, and 0.50% of its average daily net assets for Class A, Class N, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I, Class N and Class R shares. For the six months ended October 31, 2016, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 180 days after purchase. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended October 31, 2016, the Fund assessed $2,243 in redemption fees.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An ’‘affiliated company’’ of a mutual fund includes, among others: any company where the fund owns 5% or more of the company’s voting securities, and any company under common control with the fund. Companies which are affiliates of the Fund at October 31, 2016, are noted in the Fund’s Consolidated Portfolio of Investments.

The Twentieth Century Masters Collection, LLC (“TCMC”) is a private fund and is an affiliated company of the Fund because the Fund owns more than 5% of the outstanding interests in TCMC.

Transactions during the year with TCMC were as follows:

				Dividends
	Value-Beginning			Credited to	Realized	Unrealized	Value - End of
Description	of Period	Purchases	Sales Proceeds	Income	Gain/Loss	Gain/Loss	Period
Twentieth Century Masters Collection, LLC	2,000,000	—	—	—	—	—	2,000,000

7.	UNDERLYING INVESTMENT IN MONEY MARKET FUND

The Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the “Morgan Stanley”). The Fund may redeem its investment in Morgan Stanley at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Morgan Stanley. The financial statements of the Morgan Stanley, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

the Fund’s financial statements. As of October 31, 2016, the percentage of the Fund’s net assets invested in the Morgan Stanley was 27.9%.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2016	April 30, 2015
Ordinary Income	$46,218	$416,315
Long-Term Capital Gain	—	2,087
Return of Capital	351,434	—
	$397,652	$418,402

As of April 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,521,803)	$(755,125)	$—	$(869,218)	$(3,146,146)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships, grantor trusts and treasury inflation protected securities, and the Fund’s holding in West Shore Real Return Income Fund Ltd.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,521,803.

At April 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$755,125	$—	$755,125

Satuit West Shore Real Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2016

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, foreign currency gains/(losses) and non-deductible expenses, the reclassification of Fund distributions, and adjustments for return of capital distributions from corporations, real estate investment trusts, partnerships, grantor and royalty trusts, resulted in reclassifications for the year ended April 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(737,430)	$628,101	$109,329

9.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

SATUIT WEST SHORE REAL RETURN FUND
EXPENSE EXAMPLES (Unaudited)
October 31, 2016

As a shareholder of the Satuit West Shore Real Return Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 through October 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Satuit West Shore Real Return Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	5/1/16	10/31/16	5/1/16 – 10/31/16	5/1/16 – 10/31/16
Class A	$ 1,000.00	$ 1,015.00	$ 10.92	2.15%
Class I	1,000.00	1,015.10	8.89	1.75
Class N	1,000.00	1,014.10	10.15	2.00
Class R	1,000.00	1,015.00	11.43	2.25

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	5/1/16	10/31/16	5/1/16 – 10/31/16	5/1/16 – 10/31/16
Class A	$ 1,000.00	$ 1,014.37	$ 10.92	2.15%
Class I	1,000.00	1,016.38	8.89	1.75
Class N	1,000.00	1,015.12	10.16	2.00
Class R	1,000.00	1,013.86	11.42	2.25

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Satuit West Shore Real Return Fund
Supplemental Information (Unaudited)
October 31, 2016

Approval of Advisory Agreement – Satuit West Shore Real Return Fund

On June 27, 2016, the Board of the Trust (including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act) (the “Independent Trustees”) considered the approval of the Interim Advisory Agreement and the New Investment Advisory Agreement (together, the “Agreements”), each between the Trust and Satuit Capital Management, LLC (“SCM”), in order to replace West Shore Group, LLC (“West Shore”) as the Fund’s investment adviser. West Shore had previously advised the Board of its decision not to renew its investment advisory agreement with the Trust, on behalf of the Fund. The Previous Advisory Agreement with West Shore expired on June 30, 2016.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the meeting (the “Board Materials”), which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by SCM; (ii) a description of SCM’s investment management personnel; (iii) an overview of SCM’s operations and financial condition; (iv) a comparison of the Fund’s advisory fee and estimated overall expenses with those of comparable mutual funds; (v) the anticipated level of profitability from SCM’s fund-related operations; (vi) a description of SCM’s brokerage practices (including any soft dollar arrangements); (vii) SCM’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity and continuity of service; and (viii) information regarding the historical performance record of the Fund.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from SCM. The Board discussed with SCM its ability to provide quality investment advisory services to the Fund. During the meeting at which the Board considered the Agreements, the Independent Trustees were advised by, and met, as necessary, in executive session with, their independent legal counsel.

Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by SCM related to the proposed Agreements with the Trust on behalf of the Fund, including copies of the proposed Interim Advisory Agreement and the New Advisory Agreement; SCM’s Form ADV Part I; a description of the manner in which investment decisions would be made and executed; a review of the financial condition of SCM; an overview of the personnel that would perform services for the Fund; and SCM’s compliance policies and procedures and regulatory history.

In reaching its conclusions, the Board considered the prior experience and qualifications of SCM and its investment personnel, including SCM’s management of another mutual fund, and the fact that Mr. Sullivan has over fifteen years of experience advising mutual funds. The Board considered that Mr. Sullivan had represented that SCM would continue to manage the Fund in a substantially similar fashion to how the Fund was managed by West Shore, including with respect to the Fund’s investment objective, various investment strategies and risks. With respect to SCM’s management of the Fund’s portfolio, the Board considered that SCM had agreed to engage Michael Shamosh, a portfolio manager of the Fund since its inception, as an independent contractor to continue on in his current role following the expiration of the Previous Advisory Agreement. The Board also considered that it had reviewed with SCM the Fund’s investments in certain illiquid securities and, coupled with Mr. Shamosh’s experience with the Fund’s portfolio, was comfortable that SCM understands the processes required with respect to such investments. The Board also took into account that SCM had retained an outside compliance consultant to help manage the Adviser’s compliance program. The Board then concluded that SCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures reasonably designed to prevent violations of the federal securities laws to perform its duties under the Agreements and that the nature, overall quality and extent of the advisory services to be provided by SCM to the Fund were satisfactory and reliable.

Performance. The Board noted that SCM had submitted its performance track record for another mutual fund that it manages. Although that other fund’s investment strategy was not comparable to that of the Fund, the Board

Satuit West Shore Real Return Fund
Supplemental Information (Unaudited)(Continued)
October 31, 2016

noted the other fund’s positive long-term performance returns. The Board also considered that because SCM does not expect to make changes in the Fund’s investment strategy and would continue to retain one of the Fund’s current portfolio managers under the Previous Advisory Agreement, the Fund’s performance was a relevant consideration in whether to approve SCM as the Fund’s investment adviser. The Board considered the Fund’s performance for the year to date period ended June 8, 2016 and for the one-year, two-year and since inception (November 21, 2013) periods ended March 31, 2016, as compared to the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, the Fund’s primary benchmark index, the Fund’s Morningstar category (World Allocation), and a group of peer funds (the “Peer Group”) selected by SCM that, in SCM’s opinion, offer comparable investment strategies to those of the Fund in that they focus on generating real returns and making investments in real assets. The Board considered that the Fund had underperformed its Morningstar category and benchmark for the year to date period ended June 8, 2016 and for the one-year, two-year and since inception (November 21, 2013) periods ended March 31, 2016, noting however that the Fund’s year to date performance was positive and in the range of the Fund’s benchmark returns. As compared to the Peer Group, the Fund’s year to date return was slightly less than the median of the Peer Group and underperformed the median of the Peer Group for the other periods. The Board took into account SCM’s discussion of the Fund’s performance, including differences in the Fund’s investment strategy from those in its Morningstar category and the Peer Group. The Board concluded that the Fund’s overall performance was satisfactory in view of the Fund’s investment strategy.

Fees and Expenses. As to the costs of the services provided, the Board considered that SCM agreed to charge an advisory fee of 1.00% of the Fund’s average net assets under the Agreements and that such rate is unchanged from the Fund’s prior investment advisory fee. The Board considered the Fund’s advisory fee rate and expense ratio relative to the Fund’s Morningstar category and Peer Group and the advisory fees charged by SCM to the other mutual fund that it manages. The Board found that the Fund’s advisory fee was higher than the mean of each of the Peer Group and Morningstar category but well within the range of fees within each of the Peer Group and Morningstar category. The Board also took into account SCM’s discussion of the advisory fee as compared to its Morningstar category and Peer Group and the differences between the Fund and the other funds in its Peer Group and Morningstar category. In addition, the Board noted that SCM did not manage any comparable accounts and considered that SCM is agreeing to reimburse the Fund’s expenses to continue to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 2.15%, 1.75%, 2.00% and 2.25% of the average net assets of Class A, Class I, Class N and Class R shares of the Fund, respectively. The Board concluded that the proposed advisory fee to be paid to SCM under the Agreements was not unreasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered SCM’s expected profitability based on current asset levels and whether such estimated profits were reasonable in light of the services to be provided to the Fund. The Board reviewed an estimated profitability analysis prepared by SCM based on the current assets of the Fund, and noted that based on the estimated costs of managing the Fund, SCM’s anticipated level of profitability from its relationship with the Fund during the initial term of the Agreements would not be excessive.

Economies of Scale. The Board considered whether SCM would realize economies of scale with respect to its management of the Fund. The Board considered a profitability analysis included in the Board Materials, and considered that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets grow, at current and expected asset levels, economies of scale are not a relevant consideration at this time. The Board noted that it would revisit potential economies in the future once the Fund has achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by SCM from its association with the Fund. The Board concluded that potential “fall-out” benefits that SCM and its affiliates might receive, such as greater name recognition or increased ability to obtain research services, appeared to be reasonable, and might in some cases benefit the Fund.

Conclusion. The Board, having requested and received such information from SCM as it believed reasonably necessary to evaluate the terms of the Agreements, and having been advised by independent counsel that the Board

Satuit West Shore Real Return Fund
Supplemental Information (Unaudited)(Continued)
October 31, 2016

had appropriately considered and weighed all relevant factors, determined that approval of the New Advisory Agreement for an initial two-year term and of the Interim Advisory Agreement for a term not to exceed 150 days is in the best interests of the Fund and its shareholders. In considering the proposed Agreements, the Board did not identify any one factor as all important and each Trustee may have deemed different factors more important than others.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-973-8637.

INVESTMENT ADVISER

Satuit Capital Management, LLC

1001 Westhaven Blvd, Suite 125-B

Franklin, TN 37064

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/9/17

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/9/17